Loans receivable (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Gross loans receivable	$ 101,756	$ 80,894		$ 69,186
Allowance for loan losses	(15,409)	(7,434)		(7,311)
Loans receivable, net	86,347	73,460	[1]	61,875
Stage 1 [Member]
Statement Line Items [Line Items]
Gross loans receivable	91,132
Allowance for loan losses	(6,951)
Loans receivable, net	84,181
Stage 2 [Member]
Statement Line Items [Line Items]
Gross loans receivable	3,078
Allowance for loan losses	(2,118)
Loans receivable, net	960
Stage 3 [Member]
Statement Line Items [Line Items]
Gross loans receivable	7,546
Allowance for loan losses	(6,340)
Loans receivable, net	1,206
Not past due [Member]
Statement Line Items [Line Items]
Gross loans receivable	88,134	73,965		61,648
Not past due [Member] | Stage 1 [Member]
Statement Line Items [Line Items]
Gross loans receivable	88,035
Not past due [Member] | Stage 2 [Member]
Statement Line Items [Line Items]
Gross loans receivable
Not past due [Member] | Stage 3 [Member]
Statement Line Items [Line Items]
Gross loans receivable	99
1-30 days past due [Member]
Statement Line Items [Line Items]
Gross loans receivable	3,354	1,546		1,338
1-30 days past due [Member] | Stage 1 [Member]
Statement Line Items [Line Items]
Gross loans receivable	3,097
1-30 days past due [Member] | Stage 2 [Member]
Statement Line Items [Line Items]
Gross loans receivable
1-30 days past due [Member] | Stage 3 [Member]
Statement Line Items [Line Items]
Gross loans receivable	257
31-60 days past due [Member]
Statement Line Items [Line Items]
Gross loans receivable	2,329	1,296		1,205
31-60 days past due [Member] | Stage 1 [Member]
Statement Line Items [Line Items]
Gross loans receivable
31-60 days past due [Member] | Stage 2 [Member]
Statement Line Items [Line Items]
Gross loans receivable	1,838
31-60 days past due [Member] | Stage 3 [Member]
Statement Line Items [Line Items]
Gross loans receivable	491
61-90 days past due [Member]
Statement Line Items [Line Items]
Gross loans receivable	1,709	1,183		1,223
61-90 days past due [Member] | Stage 1 [Member]
Statement Line Items [Line Items]
Gross loans receivable
61-90 days past due [Member] | Stage 2 [Member]
Statement Line Items [Line Items]
Gross loans receivable	1,240
61-90 days past due [Member] | Stage 3 [Member]
Statement Line Items [Line Items]
Gross loans receivable	469
91-180 days past due [Member]
Statement Line Items [Line Items]
Gross loans receivable	6,230	$ 2,904		$ 3,772
91-180 days past due [Member] | Stage 1 [Member]
Statement Line Items [Line Items]
Gross loans receivable
91-180 days past due [Member] | Stage 2 [Member]
Statement Line Items [Line Items]
Gross loans receivable
91-180 days past due [Member] | Stage 3 [Member]
Statement Line Items [Line Items]
Gross loans receivable	$ 6,230

[1]	(1)The consolidated statement of financial position as at December 31, 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated. For additional information on IFRS 9 adoption, refer to the sections "Impairment of financial assets" and "Summary of IFRS 9 adoption impact" within Note 3 to these consolidated financial statements.